Schedule of Contractual Maturities (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Contractual Maturities Year 1	$ 71,778	$ 79,505	$ 106,560	$ 87,572
Contractual Maturities Year 2	1,903		1,638	1,432
Contractual Maturities Year 3		696	2,462	1,001
Contractual Maturities Year 4			1,212	851
Contractual Maturities Year 5 and Over			3,224	1,568
Total	73,681	80,201	115,096	92,424
Long-Term Debt [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Contractual Maturities Year 1	24,836	31,575	42,651	42,505
Contractual Maturities Year 2	1,903
Contractual Maturities Year 3		696	940
Contractual Maturities Year 4
Contractual Maturities Year 5 and Over
Total	26,739	32,271	43,591	42,505
Bank Indebtedness [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Contractual Maturities Year 1			5,019	3,257
Contractual Maturities Year 2
Contractual Maturities Year 3
Contractual Maturities Year 4
Contractual Maturities Year 5 and Over
Total			5,019	3,257
Convertible Debentures [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Contractual Maturities Year 1	1,145	2,230	3,012	1,239
Contractual Maturities Year 2
Contractual Maturities Year 3
Contractual Maturities Year 4
Contractual Maturities Year 5 and Over
Total	1,145	2,230	3,012	1,239
Trade and Other Payables [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Contractual Maturities Year 1	41,638	41,697	53,893	38,933
Contractual Maturities Year 2
Contractual Maturities Year 3
Contractual Maturities Year 4
Contractual Maturities Year 5 and Over
Total	$ 41,638	$ 41,697	$ 53,893	$ 38,933